Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Mar. 31, 2025
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Schedule of Asset Held for Investment
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
March 31, 2025
Amounts in Thousands

(a)	Identity of Issue, Borrower, Lessor or Similar Party	Shares	Current Value
	Common Stock:
*	Advanced Drainage Systems, Inc. Class A Common Stock	5,176	$562,419
	Common Collective Trusts:
*	Morley Capital Management Principal Stable Value Z Fund	1,498	38,363
			600,782
	Mutual Funds:
	Fidelity 500 Index Fund	443	86,509
	Vanguard Target Retirement 2030 Investment Fund	1,494	56,702
	Vanguard Target Retirement 2035 Investment Fund	2,790	66,923
	Vanguard Target Retirement 2040 Investment Fund	1,151	49,650
	Vanguard Target Retirement 2045 Investment Fund	1,551	45,836
	Vanguard Target Retirement 2050 Investment Fund	721	35,746
	Vanguard Target Retirement 2055 Investment Fund	444	24,533
	Vanguard Target Retirement 2025 Investment Fund	978	18,404
	JP Morgan US Equity Fund	960	22,623
	Fidelity Extended Market Index Fund	154	12,751
	Vanguard Target Retirement 2060 Investment Fund	260	13,251
	Vanguard Target Retirement Income Investment Fund	652	8,609
	Dodge & Cox Income Fund	873	11,012
	Fidelity International Index Fund	171	8,761
	Fidelity US Bond Index Fund	796	8,284
	Vanguard Target Retirement 2020 Investment Fund	140	3,748
	Vanguard Target Retirement 2070 Investment Fund	227	6,022
	Fidelity Stock Selector Small Cap Fund	204	6,942
	Vanguard Target Retirement 2065 Investment Fund	203	6,789
	EuroPacific Growth Fund	76	4,180
	DWS RREEF Real Assets Fund	208	2,520
			$1,100,577